Investments - Summary of Statement of Operations and Comprehensive Loss for Equity Method Investment (Detail) - WZ (UK) Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Revenue	$ 4,053	$ 1
Gross profit (loss)	1,095	(96)
Operating loss	(28,439)	(694)
Net loss	$ (28,439)	$ (694)